Earnings and dividends per share (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Earnings and dividends per share
Basic earnings per share (in rand per share)	R 14.00	R 62.34	R 14.57
Headline earnings per share (in rand per share)	53.75	47.58	39.53
Diluted earnings per share (in rand per share)	13.02	61.36	14.39
Diluted headline earnings per share (in rand per share)	50.76	46.83	R 39.03
Dividends per share	17.00	14.70
Dividends per share - interim	7.00
Dividends per share- final	R 10.00	R 14.70
Earnings and headline earnings
Earnings attributable to owners of Sasol Limited	R 8,799	R 38,956	R 9,032
Total remeasurement items for the Group, net of tax	24,978	(9,221)	15,471
Headline earnings attributable to owners of Sasol Limited	R 33,777	R 29,735	R 24,503
Basic weighted average number of shares
Shares issued	640,667,612	635,676,817	634,244,336	632,365,757
Effect of treasury shares held	(10,400,000)	(10,200,000)	(9,500,000)
Effect of long-term incentives exercised	(1,900,000)	(500,000)	(700,000)
Effect of Sasol Khanyisa Tier 2 options exercised		(100,000)	(4,100,000)
Basic weighted average number of shares for EPS and HEPS	628,400,000	624,900,000	619,900,000
Diluted earnings
Earnings attributable to owners of Sasol Limited	R 8,799	R 38,956	R 9,032
Impact of convertible bonds	(179)
Diluted earnings attributable to owners of Sasol Limited	8,620	38,956	9,032
Diluted headline earnings
Headline earnings attributable to owners of Sasol Limited	33,777	29,735	24,503
Impact of convertible bonds	(179)
Diluted headline earnings attributable to owners of Sasol Limited	R 33,598	R 29,735	R 24,503
Diluted earnings per share (DEPS) and diluted headline earnings per share (DHEPS)
Weighted average number of shares	628,400,000	624,900,000	619,900,000
Potential dilutive effect of convertible bond	24,200,000
Potential dilutive effect of long-term incentive scheme	9,300,000	9,900,000	3,800,000
Potential dilutive effect of Sasol Khanyisa Tier 1		100,000	4,100,000
Diluted weighted average number of shares for DEPS and DHEPS	661,900,000	634,900,000	627,800,000